CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	80,253,840	62,753,840
Common stock, shares outstanding	80,253,840	62,753,840